UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22156

Millennium India Acquisition Company Inc.

(Exact name of registrant as specified in charter)

330 East 38th Street, Suite 40H, New York, NY 10016

(Address of principal executive offices)(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

12/31

Date of reporting period:  3/31/12

Item 1.  Schedule of Investments.

Millennium India Acquisition Company Inc.
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)

Security	Shares		Fair Value
PRIVATE PLACEMENT - 102.69%
SMC Global Securities Ltd. (a)*
(Cost $46,684,823)	1,586,738		$ 23,670,950

TOTAL INVESTMENTS (Cost $46,684,823) (b) - 102.69%			23,670,950
Liabilities less other assets - (2.69)%			(619,254)
NET ASSETS - 100.00%			$ 23,051,696

*Non-income producing security.
(a) Security restricted as to resale.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value and net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ -
		Unrealized depreciation:	(23,013,873)
	Net unrealized depreciation:		$ (23,013,873)

The following is a summary of significant accounting policies followed by the Company in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – The Company’s investments are valued at (1) the market price for those securities for which a market quotation is readily available and (2) for all other securities and assets, fair value as determined in good faith by the Company’s Board of Directors pursuant to procedures approved by our Board of Directors. The Board of Directors has delegated the oversight of the implementation of the valuation procedures to its Valuation Committee, and delegated to the Company’s officers the responsibility for valuing the Company’s assets and calculating the Company’s net asset value in accordance with the valuation procedures. Except, as otherwise specifically provided in the valuation procedures, the Company will value portfolio securities for which market quotations are readily available at market value. The Company values all other securities and assets, including the shares of SMC Global Securities LTD, at fair value as determined in good faith in accordance with the valuation procedures. Because of the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Company’s investments determined under the Company’s procedures may differ significantly from the values that would have been used had a ready market existed for the investments or from the values that would have been placed on the Company’s assets by other market participants, and the differences could be material.

Millennium India Acquisition Company Inc.
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited) (Continued)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Private Placement	$ -	$ -	$ 23,670,950	$ 23,670,950
Total	$ -	$ -	$ 23,670,950	$ 23,670,950

There were no transfers into or out of Level 1 & Level 2 during the period. It is the Company's policy to record transfers between Level 1 or Level 2 at the end of the reporting period.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Private Placement	Total
Beginning balance	$ 22,694,625	$ 22,694,625
Total realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	976,325	976,325
Proceeds from sales	-	-
Accrued interest	-	-
Transfers in/out of level 3	-	-
Ending balance	$ 23,670,950	$ 23,670,950

The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at March 31, 2012 includes:

	$ (23,013,873)	$ (23,013,873)

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Millennium India Acquisition Company Inc.

By (Signature and Title)

       /s/ F. Jacob Cherian

       F. Jacob Cherian, Principal Executive Officer

Date       4/25/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

       /s/ F. Jacob Cherian

       F. Jacob Cherian, Principal Executive Officer

Date       4/25/12

By (Signature and Title)

       /s/ Suhel Kanuga

       Suhel Kanuga, Principal Financial Officer

Date      4/25/12